Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,000,000	30,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	18,522,315	6,140,264
Common stock, shares outstanding	18,522,315	6,140,264
Series A Preferred Stocks [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	1,666,667	1,666,667
Preferred stock, shares outstanding	1,666,667	1,666,667
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	807,668	3,001,969
Preferred stock, shares outstanding	807,668	3,001,969